Segment Information	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Segment Information	Segment Information
Summarized financial information concerning our reportable segments is shown in the following tables.
Due to the July 2018 sale of LifeWorks discussed Note D, the results of Ceridian for the three and six months ended June 30, 2018 have been adjusted to remove the effects of the discontinued operations of LifeWorks as well as to reflect Ceridian's retrospective adoption of ASC Topic 606 and certain other accounting standards.
On February 8, 2019, the DNB Acquisition closed. Our chief operating decision maker reviews the full financial results of Dun & Bradstreet for purposes of assessing performance and allocating resources. Accordingly, we consider Dun & Bradstreet a reportable segment and have included the full results of Dun & Bradstreet subsequent to the DNB Acquisition in the tables below. See below for further discussion of Dun & Bradstreet and our accounting for our related investment.
As of and for the three months ended June 30, 2019:

	Restaurant Group	T-System	Ceridian	Dun & Bradstreet	Corporate and Other	Ceridian and Dun & Bradstreet Elimination	Total
	(in millions)
Restaurant revenues	$266.5	$—	$—	$—	$—	$—	$266.5
Other operating revenues	—	12.9	196.3	398.9	5.7	(595.2)	18.6
Revenues from external customers	266.5	12.9	196.3	398.9	5.7	(595.2)	285.1
Interest, investment and other income, including realized gains and losses	2.8	(0.5)	—	—	73.6	—	75.9
Total revenues and other income	269.3	12.4	196.3	398.9	79.3	(595.2)	361.0
Depreciation and amortization	9.4	3.4	14.6	136.8	0.5	(151.4)	13.3
Interest expense	(1.5)	(1.4)	(8.5)	(86.0)	(2.6)	94.5	(5.5)
(Loss) earnings before income taxes and equity in earnings (losses) of unconsolidated affiliates	(11.6)	(5.0)	8.7	(86.2)	62.5	77.5	45.9
Income tax (benefit) expense	—	(1.2)	2.4	(23.1)	7.1	20.7	5.9
(Loss) earnings, before equity in earnings (losses) of unconsolidated affiliates	(11.6)	(3.8)	6.3	(63.1)	55.4	56.8	40.0
Equity in earnings (losses) of unconsolidated affiliates	—	—	—	2.8	0.4	(24.3)	(21.1)
Net (loss) earnings	$(11.6)	$(3.8)	$6.3	$(60.3)	$55.8	$32.5	$18.9
Assets	$636.2	$202.9	$6,729.3	$9,073.3	$1,013.1	$(15,802.6)	$1,852.2
Goodwill	76.5	88.3	1,952.8	2,792.6	—	(4,745.4)	164.8

As of and for the three months ended June 30, 2018:

	Restaurant Group	T-System	Ceridian	Corporate and Other	Ceridian Elimination	Total
	(in millions)
Restaurant revenues	$276.2	$—	$—	$—	$—	$276.2
Other operating revenues	—	14.8	179.0	11.3	(179.0)	26.1
Revenues from external customers	276.2	14.8	179.0	11.3	(179.0)	302.3
Interest investment and other income, including realized gains and losses	1.4	—	—	66.7	—	68.1
Total revenues and other income	277.6	14.8	179.0	78.0	(179.0)	370.4
Depreciation and amortization	10.7	3.7	14.2	0.5	(14.2)	14.9
Interest expense	(3.8)	(1.5)	(43.4)	5.1	43.4	(0.2)
(Loss) earnings before income taxes and equity in earnings (losses) of unconsolidated affiliates	(5.9)	(2.6)	(52.4)	8.3	52.4	(0.2)
Income tax (benefit) expense	—	(0.5)	1.2	3.1	(1.2)	2.6
(Loss) earnings before equity in earnings (losses) of unconsolidated affiliates	(5.9)	(2.1)	(53.6)	5.2	53.6	(2.8)
Equity in earnings (losses) of unconsolidated affiliates	—	—	—	0.1	(19.7)	(19.6)
Net (loss) earnings	$(5.9)	$(2.1)	$(53.6)	$5.3	$33.9	$(22.4)
Assets	$477.5	$221.9	$6,319.7	$660.5	$(6,319.7)	$1,359.9
Goodwill	103.1	98.9	1,942.6	—	(1,942.6)	$202.0
As of and for the six months ended June 30, 2019:

	Restaurant Group	T-System	Ceridian	Dun & Bradstreet	Corporate and Other	Ceridian and Dun & Bradstreet Elimination	Total
	(in millions)
Restaurant revenues	$524.3	$—	$—	$—	$—	$—	$524.3
Other operating revenues	—	25.1	400.0	573.0	10.2	(973.0)	35.3
Revenues from external customers	524.3	25.1	400.0	573.0	10.2	(973.0)	559.6
Interest, investment and other income, including realized gains and losses	3.5	(0.5)	—	—	85.5	—	88.5
Total revenues and other income	527.8	24.6	400.0	573.0	95.7	(973.0)	648.1
Depreciation and amortization	19.1	6.9	29.0	217.3	1.2	(246.3)	27.2
Interest expense	(2.5)	(2.8)	(17.4)	(135.0)	(3.9)	152.4	(9.2)
(Loss) earnings before income taxes and equity in earnings of unconsolidated affiliates	(19.7)	(9.9)	25.6	(197.9)	69.8	172.3	40.2
Income tax (benefit) expense	(0.1)	(2.4)	8.1	(53.4)	1.2	45.3	(1.3)
(Loss) earnings, before equity in earnings (losses) of unconsolidated affiliates	(19.6)	(7.5)	17.5	(144.5)	68.6	127.0	41.5
Equity in (losses) earnings of unconsolidated affiliates	—	—	—	2.9	0.7	(46.1)	(42.5)
Net (loss) earnings	$(19.6)	$(7.5)	$17.5	$(141.6)	$69.3	$80.9	$(1.0)
Assets	$636.2	$202.9	$6,729.3	$9,073.3	$1,013.1	$(15,802.6)	$1,852.2
Goodwill	76.5	88.3	1,952.8	2,792.6	—	(4,745.4)	164.8
As of and for the six months ended June 30, 2018:

	Restaurant Group	T-System	Ceridian	Corporate and Other	Ceridian Elimination	Total
	(in millions)
Restaurant revenues	$550.0	$—	$—	$—	$—	$550.0
Other operating revenues	—	30.2	367.8	14.5	(367.8)	44.7
Revenues from external customers	550.0	30.2	367.8	14.5	(367.8)	594.7
Interest investment and other income, including realized gains and losses	1.4	—	—	68.0	—	69.4
Total revenues and other income	551.4	30.2	367.8	82.5	(367.8)	664.1
Depreciation and amortization	21.4	7.3	28.1	0.5	(28.1)	29.2
Interest expense	(7.5)	(1.5)	(65.6)	5.8	65.6	(3.2)
(Loss) earnings before income taxes and equity in earnings (losses) of unconsolidated affiliates	(15.2)	(3.4)	(44.4)	8.7	44.4	(9.9)
Income tax (benefit) expense	—	(2.3)	7.0	(0.6)	(7.0)	(2.9)
(Loss) earnings before equity in earnings (losses) of unconsolidated affiliates	(15.2)	(1.1)	(51.4)	9.3	51.4	(7.0)
Equity in earnings (losses) of unconsolidated affiliates	0.1	—	—	0.8	(21.6)	(20.7)
Net (loss) earnings	$(15.1)	$(1.1)	$(51.4)	$10.1	$29.8	$(27.7)
Assets	$477.5	$221.9	$6,319.7	$660.5	$(6,319.7)	$1,359.9
Goodwill	103.1	98.9	1,942.6	—	(1,942.6)	$202.0

The activities in our segments include the following:

•
Restaurant Group. This segment consists of the operations of ABRH and 99 Restaurants, in which we have 65.4% and 88.5% ownership interests, respectively. ABRH and its affiliates are the owners and operators of the O'Charley's, Village Inn and Bakers Square food service and restaurant concepts, as well as the Legendary Baking bakery operation. 99 Restaurants and its affiliates are the owners and operators of Ninety Nine Restaurants restaurant concept.

•
Ceridian. This segment consists of our 21.7% ownership interest in Ceridian. Ceridian, through its operating subsidiary, is a global company that offers a broad range of services and software designed to help employers more effectively manage employment processes, such as payroll, payroll related tax filing, human resource information systems, employee self-service, time and labor management, employee assistance and work-life programs, and recruitment and applicant screening. Ceridian's cloud offering, Dayforce, is a cloud solution that meets HCM needs with one employee record and one user experience throughout the application. Dayforce enables organizations to process payroll, maintain human resources records, manage benefits enrollment, schedule staff, and find and hire personnel, while monitoring compliance throughout the employee life cycle. Our chief operating decision maker reviews the full financial results of Ceridian for purposes of assessing performance and allocating resources. Thus, we consider Ceridian a reportable segment and have included the full financial results of Ceridian in the table above. We account for our investment in Ceridian under the equity method of accounting and therefore its results of operations do not consolidate into ours. Accordingly, we have presented the elimination of Ceridian's results in the Ceridian and Dun & Bradstreet Elimination section of the segment presentation above.

•
Dun & Bradstreet. This segment consists of our 24.3% ownership interest in Dun & Bradstreet. Dun & Bradstreet helps companies around the world improve their business performance and it gleans insight from data to enable its customers to connect with the prospects, suppliers, clients and partners that matter most to them. Companies of every size rely on Dun & Bradstreet to help them manage risk and reveal opportunity. Dun & Bradstreet's global commercial database as of December 31, 2018 contained more than 300 million business records. Dun & Bradstreet transforms commercial data into valuable insight which is the foundation of its global solutions that customers rely on to make critical business decisions. Dun & Bradstreet provides solution sets that meet a diverse set of customer needs globally. Customers use Risk Management Solutions™ to mitigate credit, compliance and supplier risk, increase cash flow and drive increased profitability. Dun & Bradstreet's Sales & Marketing Solutions™ help customers better use data to grow sales, digitally engage with customers and prospects, improve marketing effectiveness and also for data management capabilities that provide effective and cost efficient marketing solutions to increase revenue from new and existing customers. Our chief operating decision maker reviews the full financial results of Dun & Bradstreet for purposes of assessing performance and allocating resources. Thus, we consider Dun & Bradstreet a reportable segment and have included the full results of

Dun & Bradstreet subsequent to the DNB Acquisition in the tables above. We account for Dun & Bradstreet using the equity method of accounting, and therefore its results do not consolidate into ours. Accordingly, we have presented the elimination of Dun & Bradstreet's results in the Ceridian and Dun & Bradstreet Elimination section of the segment presentation above. Our net earnings for the six-month period ended June 30, 2019, includes our equity in Dun & Bradstreet’s losses for the period from February 8, 2019, the date of the DNB Acquisition, to June 30, 2019. See Note D for further discussion of our investment in Dun & Bradstreet and related accounting.

•
T-System. This segment consists of the operations of our 97%-owned subsidiary, T-System, acquired on October 16, 2017. T-System is a provider of clinical documentation and coding solutions to hospital-based and free-standing emergency departments and urgent care facilities. T-System organizes itself into two businesses. The Clinical Documentation business offers software solutions providing clinical staff with full workflow operations that drive documentation completeness and revenue optimization to more than 240 customers at more than 450 customer sites. Additionally, the patented T-Sheet is the industry standard for emergency department documentation, with more than 200 customers at more than 475 customer sites. The Coding Software & Outsourced Solutions business provides a full-service outsourced coding solution as well as a cloud-based software-as-a-service solution for self-service coding. These offerings help more than 75 customers at over 400 sites optimize their revenue cycle workflow and customer revenue reimbursement through improved coding accuracy and compliance and coder productivity compared to in-house coding.

•
Corporate and Other. This nonreportable segment consists of our share in the operations of certain controlled portfolio companies and other equity investments, activity of the corporate holding company and certain intercompany eliminations and taxes.